GAIN/(LOSS) ON SALE OF VESSELS (Tables)	6 Months Ended
Jun. 30, 2025
Other Income and Expenses [Abstract]
Realized Gain (Loss) on Disposal of Assets and Termination of Vessels

(in thousands of $)	Six months ended		Six months ended
	June 30, 2025		June 30, 2024
	Proceeds	Gain/(Loss)	Proceeds	Gain/(Loss)
Disposal of investments in sales-type leases
MSC Margarita	—	—	5,991	(9)
MSC Vidhi	—	—	5,992	(8)
MSC Julia R.	4,450	—	—	—
MSC Vidisha R.	4,450	—	—	—
MSC Vaishnavi R.	4,450	—	—	—
MSC Katya R.	4,450	—	—	—
MSC Arushi R.	4,450	—	—	—
MSC Anisha R.	4,450	—	—	—

Disposal of vessels
SFL Yukon	9,974	(98)	—	—
Asian Ace	9,453	4,340	—	—

Total	46,127	4,242	11,983	(17)